Related-party transactions (Details) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets		$ 205,524	$ 187,191
Liabilities		128,274	117,355
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets		16,793	14,309
Liabilities		4,390	3,449
Current Assets Or Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Assets		2,679	2,603
Liabilities		2,734	2,119
Non Current Assets Or Non Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Assets		14,114	11,706
Liabilities		1,656	1,330
Petros [Member]
IfrsStatementLineItems [Line Items]
Assets		79	56
Liabilities		211	301
Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Assets		1,830	1,689
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Assets		13,992	11,811
Liabilities		1,812	1,567
Petroleum And Alcohol Account Receivable From The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Assets		682	602
P P S A [Member]
IfrsStatementLineItems [Line Items]
Liabilities		64	57
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Assets		92	58
Liabilities		88	71
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Assets		78	72
Liabilities		5	21
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets		118	93
Liabilities		7	31
Petrochemical Companies [Member]
IfrsStatementLineItems [Line Items]
Assets		40	21
Liabilities		2	10
Petrobras Distribuidora [Member]
IfrsStatementLineItems [Line Items]
Liabilities	[1]	2,208	1,422
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets		16,596	14,160
Liabilities		$ 4,172	$ 3,117

[1]	It includes amounts related to lease liabilities.